SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Jun. 30, 2026	Nov. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Balance Sheet Except for Equity Accounts [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Foreign currency exchange rate	1	1	1	1
Balance Sheet Except for Equity Accounts [Member] | China, Yuan Renminbi
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Foreign currency exchange rate		7.0751		7.2994
Balance Sheet Except for Equity Accounts [Member] | VND [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Foreign currency exchange rate	26,296
Income Statement and Cash Flows [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Foreign currency exchange rate	1	1	1	1
Income Statement and Cash Flows [Member] | China, Yuan Renminbi
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Foreign currency exchange rate		7.1300		7.1887
Income Statement and Cash Flows [Member] | VND [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Foreign currency exchange rate	26,250